SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Estimated useful lives of certain assets (Details)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	5 years
Cable network | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	3 years
Cable network | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	25 years
Switching equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	3 years
Switching equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	15 years
Transmission installation and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	3 years
Transmission installation and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	40 years
Satellite, earth station and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	4 years
Satellite, earth station and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	20 years
Drop cable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	5 years
Previously stated | Cable network
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	25 years
Previously stated | Switching equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	10 years
Previously stated | Switching equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	15 years
Previously stated | Transmission installation and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	10 years
Previously stated | Transmission installation and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	15 years
Previously stated | Satellite, earth station and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	10 years
Previously stated | Satellite, earth station and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	15 years
changes in accounting policy | Cable network
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	8 years
changes in accounting policy | Switching equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	5 years
changes in accounting policy | Switching equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	10 years
changes in accounting policy | Transmission installation and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	8 years
changes in accounting policy | Satellite, earth station and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	8 years